Intangible Assets and Liabilities	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Liabilities

NOTE 5 – INTANGIBLE ASSETS AND LIABILITIES

Intangible assets as of June 30, 2024 and December 31, 2023 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2023	$211,644	$(151,213)	$60,431
Amortization	—	(9,079)	(9,079)
Favorable lease terms June 30, 2024	$211,644	$(160,292)	$51,352

Amortization expense of favorable lease terms for each of the periods ended June 30, 2024 and 2023 is presented in the following table:

	Three Month Period Ended June 30, 2024 (unaudited)	Three Month Period Ended June 30, 2023 (unaudited)	Six Month Period Ended June 30, 2024 (unaudited)	Six Month Period Ended June 30, 2023 (unaudited)
Favorable lease terms	$(4,540)	$(4,539)	$(9,079)	$(9,207)
Total	$(4,540)	$(4,539)	$(9,079)	$(9,207)

The aggregate amortization of the intangible assets for the next five 12-month periods ending June 30 is estimated to be as follows:

Period	Amount
2025	$17,702
2026	11,182
2027	5,115
2028	4,982
2029	4,982
2030 and thereafter	7,389
Total	$51,352

Intangible assets subject to amortization are amortized using straight-line method over their estimated useful lives to their estimated residual value of zero. As of June 30, 2024, the weighted average useful life of the remaining favorable lease terms was 4.7 years.

Intangible liabilities as of June 30, 2024 and December 31, 2023 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Unfavorable lease terms December 31, 2023	$231,407	$(203,423)	$27,984
Amortization	—	(6,307)	(6,307)
Unfavorable lease terms June 30, 2024	$231,407	$(209,730)	$21,677

Amortization income of unfavorable lease terms for each of the periods ended June 30, 2024 and 2023 is presented in the following table:

	Three Month Period Ended June 30, 2024 (unaudited)	Three Month Period Ended June 30, 2023 (unaudited)	Six Month Period Ended June 30, 2024 (unaudited)	Six Month Period Ended June 30, 2023 (unaudited)
Unfavorable lease terms	$3,171	$5,322	$6,307	$12,910
Total	$3,171	$5,322	$6,307	$12,910

The aggregate amortization of the intangible liabilities for the next five 12-month periods ending June 30 is estimated to be as follows:

Period	Amount
2025	$12,204
2026	9,473
2027	—
2028	—
2029	—
2030 and thereafter	—
Total	$21,677

Intangible liabilities subject to amortization are amortized using straight-line method over their estimated useful lives to their estimated residual value of zero. As of June 30, 2024, the weighted average useful life of the remaining unfavorable lease terms was 1.8 years.